Accounts Payable, Accruals and Other Current Liabilities	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Accounts Payable, Accruals and Other Current Liabilities [Abstract]
ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES

7. ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES

Account Payable, accrued expenses and other liabilities consists of the following:

	March 31, 2025	June 30, 2024
	US$	US$
	(unaudited)
Accounts Payable	618,520	620,476
Payroll payable	108,548	77,113
Amount due to related parties – major stockholders *	356,759	113,812
Amount due to related parties – related corporations**	1,528,682	674,262
Other payable#	1,362,477	1,184,586
	3,974,986	2,670,249

*	The amount due to the Company’s major stockholders as of March 31, 2025 and June 30, 2024 are non-trade, unsecured, interest-free and repayable on demand.

**	The amount due to related corporations, which the Company’s major stockholders have controlling equity interest in, as of March 31, 2025 and June 30, 2024 are non-trade, unsecured, interest-free and repayable on demand.

#	The amount consists of payables owed to third party creditors, which are unsecured, interest-free and repayable on demand, and other payables due to operational use.

8. ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES

Account Payable, accrued expenses and other liabilities consists of the following:

	June 30, 2024	June 30, 2023
	US$	US$

Accounts Payable	620,476	632,820
Payroll payable	77,113	85,561
Amount due to related parties – major stockholders *	113,812	1,052,677
Amount due to related parties – related corporations**	674,262	603,802
Other payable#	1,184,586	684,156
	2,670,249	3,059,016

*	The amount due to the Company’s major stockholders as of June 30, 2024 and 2023 is non-trade, unsecured, interest-free and repayable on demand.

**	The amount due to related corporations, which the Company’s major stockholders have controlling equity interest in, as of June 30, 2024 and 2023 are non-trade, unsecured, interest-free and repayable on demand.

#	The amount consists of payables owed to third party creditors, which are unsecured, interest-free and repayable on demand, and other payables due to operational use.